Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2020	2019	2018
Basic	3,270,996	3,270,878	3,268,667
Diluted	3,306,503	3,277,198	3,269,834